Stock Options and Warrants - Summary of Outstanding Warrants Related to Warrant Transactions (Detail) (USD $)	6 Months Ended	12 Months Ended						12 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended			12 Months Ended							12 Months Ended		12 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2013	Jul. 31, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2013 Series A Warrants [Member]	Dec. 31, 2011 Series A Warrants [Member]	Dec. 31, 2013 Series B Warrants [Member]	Dec. 31, 2011 Series B Warrants [Member]	Jun. 30, 2014 Series A Common Stock [Member]	Dec. 31, 2013 Series A Common Stock [Member]	Dec. 31, 2013 Series B Common Stock [Member]	Jun. 30, 2014 Placement Agent [Member]	Dec. 31, 2013 Placement Agent [Member]	Dec. 31, 2013 YKA Loan [Member]	Dec. 31, 2011 YKA Loan [Member]	Dec. 31, 2012 Bio Time [Member]	Dec. 31, 2012 Bridge Loan & Non-cash Grants [Member]	Dec. 31, 2012 Brookstreet [Member]	Jun. 30, 2014 Skin Care Marketing [Member]	Dec. 31, 2013 Skin Care Marketing [Member]	Dec. 31, 2012 Skin Care Marketing [Member]	Dec. 31, 2011 Skin Care Marketing [Member]	Dec. 31, 2013 Jan 2013 Financing [Member]	Jun. 30, 2014 Jan 2013 Financing [Member]	Dec. 31, 2013 Mar 2013 Financing [Member]	Jun. 30, 2014 Mar 2013 Financing [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Jun. 30, 2014 Minimum [Member]	Jun. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Jun. 30, 2014 Weighted Average [Member]	Dec. 31, 2013 Weighted Average [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance	44,983,988	3,500,000	6,569,550					1,600,000	1,600,000	300,000	300,000	36,554,822			666,666		1,400,000	1,400,000	30,000	1,317,921	1,721,629	200,000	200,000	200,000	200,000		5,062,500		2,500,000
Warrants, Issued		64,983,988											36,754,822	20,000,000		666,666										5,062,500		2,500,000
Warrants, Exchanged	(37,221,488)											(36,554,822)			(666,666)
Warrants, Exercised		(16,954,822)											(200,000)	(16,754,822)
Warrants, Forfeited/Cancelled		(6,545,178)	(3,069,550)					(1,600,000)		(300,000)				(3,245,178)			(1,400,000)		(30,000)	(1,317,921)	(1,721,629)
Number of Shares, Outstanding, Ending balance	7,762,500	44,983,988	3,500,000						1,600,000		300,000		36,554,822			666,666		1,400,000				200,000	200,000	200,000	200,000	5,062,500	5,062,500	2,500,000	2,500,000
Weighted Average Exercise Price, Outstanding, Beginning balance	0.166	0.336	0.49	0.25	0.15	0.20	0.20																							0.250	0.25	0.145	2.000	2.000	2.00	0.166	0.336
Weighted Average Exercise Price, Issued		$ 0.156																												$ 0.150				$ 0.200			$ 0.156
Weighted Average Exercise Price, Exercised		$ 0.147	$ 0.66																											$ 0.145	$ 0.56			$ 0.150	$ 0.80		$ 0.147
Weighted Average Exercise Price, Exchanged																																	$ 0.150			$ 0.150
Weighted Average Exercise Price, Forfeited/Cancelled		$ 0.198																												$ 0.150				$ 0.250			$ 0.198
Weighted Average Exercise Price, Outstanding, Ending balance		0.166	0.336	0.25	0.15	0.20	0.20																							0.145	0.250	0.145	2.000	2.000	2.000	0.240	0.166